Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,314,215.45
Total Fee Amount	595.80
Total Offset Amount	0.00
Net Fee	$ 595.80
Offering Table N/A
Offset Table N/A	N/A